Fair Value Measurements - Schedule of Investments Measured at Fair Value on a Recurring Basis (Details) - EBP 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 178,234,529	$ 155,786,427
Company Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	6,845,556	6,558,301
Company Common Stock | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	6,845,556	6,558,301
Company Common Stock | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Company Common Stock | Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	497	6,483,939
Money market funds | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	497	6,483,939
Money market funds | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Money market funds | Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	138,617,401	116,398,624
Mutual funds | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	138,617,401	116,398,624
Mutual funds | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Mutual funds | Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	13,786,948	11,163,602
Self-directed brokerage accounts | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	13,786,948	11,163,602
Self-directed brokerage accounts | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Self-directed brokerage accounts | Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Total assets in the fair value hierarchy
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	159,250,402	140,604,466
Total assets in the fair value hierarchy | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	159,250,402	140,604,466
Total assets in the fair value hierarchy | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Total assets in the fair value hierarchy | Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Collective trust funds measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 18,984,127	$ 15,181,961